SUPPLEMENTARY INFORMATION (Schedule of Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Industrial operations:
Materials consumed	$ 520	$ 905	$ 1,746	$ 1,063	$ 945
Payroll and related expenses	247	185	373	362	318
Subcontracted work	157	92	244	160	158
Depreciation and amortization	1	1	3	2	208
Other production expenses	298	278	595	416	211
Royalties (see Note 10a)				17	120
Total cost of revenues	$ 1,223	$ 1,461	$ 2,961	$ 2,020	$ 1,960